Derivative instruments and hedging activities - Derivative instruments and hedging activities- Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivative
Fair Value Hedges, Net	$ 0	$ 0
Amount of net gain (loss) recognized in income on derivatives	2,313,000	(2,982,000)	$ (1,244,000)
Derivative liabilities credit risk gain losses	$ (300,000)	$ 700,000	$ 200,000
Derivative remaining maturity days	76 days
Counterparty credit risk
Derivative
Derivative liabilities credit risk gain losses	$ (100,000)